SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance expenses	[1]	$ 75,332	$ 376,678
Deposit		30,008	73,350
Other prepayments		17,500	52,500
Total prepaid expenses and other current assets		$ 122,840	$ 502,528

[1]	The prepaid insurance expenses represented prepaid directors and officers’ insurance.